Other Current and Noncurrent Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Non-current Assets [Abstract]
Loans to third parties	[1]	¥ 78,926	$ 11,228	¥ 81,552
Long-term deferred expenses	[2]			181
Other non-current assets		¥ 78,926	$ 11,228	¥ 81,733

[1]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in HK area. Consequently, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery swapping stations.

In April 2023, the Group entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the primary investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, in 2024, the Group and Richness executed an amendment agreement that:

Extends the cooperation term through December 2028; Implements an annual interest charge of $300. During the year ended December 31, 2025, the Company recognized interest received of RMB 1,054 (US$150).

[2]	On September 11, 2024, Youxu Zibo entered into a design service contract with Shanghai Kunying Technology Co., Ltd. for battery swap station projects. Under the agreement, design service costs are recognized in accordance with the construction progress of the respective battery swap stations. Costs related to uncompleted stations that have not passed final inspection are capitalized as long-term deferred expenses. As of December 31, 2025, the Company had no long-term deferred expenses.